Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$113,570,265.18	$16,385,844.42	$97,184,420.76	0.220373	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$277,054,265.18	$16,385,844.42	$260,668,420.76

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$280,445,475.77	$264,059,631.35	0.194665
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$280,445,475.77	$264,059,631.35
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$113,570,265.18	1.60000%	30/360	$151,427.02
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$277,054,265.18			$386,039.91

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$280,445,475.77	$264,059,631.35
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$280,445,475.77	$264,059,631.35
Number of Receivable Outstanding	31,152	30,413
Weight Average Contract Rate	4.61%	4.61%
Weighted Average Remaining Term (months)	28	27

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,092,729.99
Principal Collections	$16,281,584.00
Liquidation Proceeds	$69,230.02
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,443,544.01
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,443,544.01

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$233,704.56	$233,704.56	$—	$—	$17,209,839.45
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,209,839.45
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,209,839.45
Interest - Class A-3 Notes	$151,427.02	$151,427.02	$—	$—	$17,058,412.43
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$16,891,622.68
First Allocation of Principal	$—	$—	$—	$—	$16,891,622.68
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$16,871,388.22
Second Allocation of Principal	$—	$—	$—	$—	$16,871,388.22
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$16,849,005.97
Third Allocation of Principal	$—	$—	$—	$—	$16,849,005.97
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$16,823,799.54
Fourth Allocation of Principal	$12,994,633.83	$12,994,633.83	$—	$—	$3,829,165.71
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,829,165.71
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$437,955.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$437,955.12
Remaining Funds to Certificates	$437,955.12	$437,955.12	$—	$—	$—
Total	$17,443,544.01	$17,443,544.01	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$280,445,475.77	$264,059,631.35
Note Balance	$277,054,265.18	$260,668,420.76
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	10	$104,260.42
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	65	$69,230.02
Monthly Net Losses (Liquidation Proceeds)			$35,030.40
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.11%
Preceding Collection Period			(0.17)%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$1,445,086.91
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.37%	80	$979,460.78
60-89 Days Delinquent	0.14%	27	$371,918.80
90-119 Days Delinquent	0.03%	6	$76,119.40
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	113	$1,427,498.98

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$17,382.47
Total Repossessed Inventory		5	$57,569.84

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		33	$448,038.20
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.17%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.04	0.01%	4	0.01%